UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment  [ ];  Amendment Number:
This Amendment  (Check only one.):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		KING R. ELIOT & ASSOCIATES INC.
Address:	3000 Sand Hill Road, #2-245
		Menlo Park, CA  94025

Form 13F File Number:    028-05704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara S. Joyner
Title:    V.P. and Treasurer
Phone:    650-854-2882

Signature, Place, and Date of Signing:

     Barbara S. Joyner     Menlo Park, CA     April 4, 2000

REPORT TYPE (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     346,472

List of Other Included Managers:            NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109    37117   659124 SH       OTHER   01                      546472   112652
AT&T Liberty Media Group Class COM              001957208    13460   226930 SH       OTHER   01                      202968    23962
Active Software, Inc.          COM              00504E100      304     4787 SH       OTHER   01                        4787
Ariba, Inc.                    COM              04033V104      349     1666 SH       OTHER   01                        1666
Ask Jeeves, Inc.               COM              045174109      583     9543 SH       OTHER   01                        9543
Cerus Corporation              COM              157085101     7124   147648 SH       OTHER   01                      147648
Coulter Pharmaceutical         COM              222116105     1082    35481 SH       OTHER   01                       35481
HNC Software Inc.              COM              40425P107    24769   343720 SH       OTHER   01                      304420    39300
IDG Books Worldwide, Inc.      COM              449384106     5385   468300 SH       OTHER   01                      426700    41600
Information Resources          COM              456905108    23052  2881459 SH       OTHER   01                     2195706   685753
Intel Corporation              COM              458140100    22943   173894 SH       OTHER   01                      155564    18330
Intuit Inc.                    COM              461202103    20570   378300 SH       OTHER   01                      335900    42400
KLA-Tencor Corporation         COM              482480100    24674   292870 SH       OTHER   01                      250720    42150
Network Equipment Technologies COM              641208103    20510  2051025 SH       OTHER   01                     1491600   559425
Oracle Systems Corporation     COM              68389X105      474     6074 SH       OTHER   01                        6074
Rhythms NetConnections Inc.    COM              762430205      750    20368 SH       OTHER   01                       20368
Safeway, Inc.                  COM              786514208    44264   978200 SH       OTHER   01                      812200   166000
Sola International             COM              834092108     8574  1399800 SH       OTHER   01                     1053300   346500
State Street Corporation       COM              857477103    35660   368100 SH       OTHER   01                      312400    55700
TiVo Incorporated              COM              888706108     3621   104590 SH       OTHER   01                       93015    11575
Transaction Systems Architects COM              893416107    21087   730300 SH       OTHER   01                      612100   118200
Visual Networks                COM              928444108    10839   191000 SH       OTHER   01                      170500    20500
Williams-Sonoma, Incorporated  COM              969904101    19279   621900 SH       OTHER   01                      555300    66600